Summary of Significant Accounting Policies - Summary of Property and Equipment Estimated Useful Lives (Detail)	Dec. 31, 2025
Machinery and Laboratory Equipment [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Vehicles [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	6 years
Furniture and Tools [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Electronic Equipment [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Leasehold Improvements [Member]
Accounting Policies [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeTermOfLeaseMember